Shareholders’ Equity	12 Months Ended
Jun. 30, 2026
Equity [Abstract]
Shareholders’ Equity

10	Shareholders’ Equity

Ordinary shares

The Company was incorporated under the laws of the Cayman Islands on July 28, 2016. Currently our authorized share capital is US$18,720,000 divided into 19,500,000,000 Ordinary Shares comprising 6,500,000,000 Class A Ordinary Shares, 6,500,000,000 Class B Ordinary Shares and 6,500,000,000 Class C Ordinary Shares, with par value of US$0.00096 each. Holders of Class A Ordinary Shares, Class B Ordinary Shares and Class C Ordinary Shares have the same rights except for voting and conversion rights. Each holder of our Class A Ordinary Share is entitled to one vote per share. Each holder of our Class B Ordinary Share is entitled to 10 votes per share. Each holder of our Class C Ordinary Share is entitled to 90 votes per share.

The Company issued 22,413,462 Class A Ordinary Shares (or 93,390 Class A Ordinary Shares given effect of the First Share Consolidation, Second Share Consolidation and Third Share Consolidation) and 12,078,250 Class B Ordinary Shares (or 50,326 Class B Ordinary Shares given effect of the First Share Consolidation, Second Share Consolidation and Third Share Consolidation) as of 30 June 2024.

During the period from August 2023 to January 2024, the Company had issued a total of 996,000 Class A Ordinary Shares (or 4,150 Class A Ordinary Shares given effect of the First Share Consolidation, Second Share Consolidation and Third Share Consolidation) of a nominal or par value of US$0.000004 (US$0.00096 given effect of the First Share Consolidation, Second Share Consolidation and Third Share Consolidation) each at US$1.73 (or US$415 given effect of the First Share Consolidation, Second Share Consolidation and Third Share Consolidation) per share to eight investors for a total consideration of US$1,724,073 (S$2,344,843). The Company had received the consideration in full.

In February 2024, the Company issued an aggregate of 5,272,000 Class A Ordinary Shares (or 21,967 Class A Ordinary Shares given effect of the First Share Consolidation, Second Share Consolidation and Third Share Consolidation) of a nominal or par value of US$0.000004 (US$0.00096 given effect of the First Share Consolidation, Second Share Consolidation and Third Share Consolidation), comprising (i) 4,162,250 Class A Ordinary Shares (or 17,343 Class A Ordinary Shares given effect of the First Share Consolidation, Second Share Consolidation and Third Share Consolidation) of a nominal or par value of US$0.000004 (US$0.00096 given effect of the First Share Consolidation, Second Share Consolidation and Third Share Consolidation) issued to 5 advisors of the Company in consideration for services provided to the Company pursuant to various agreements. The Company recorded share-based compensation of US$7,200,064 in its consolidated statements of operations and comprehensive loss; and (ii) 1,109,750 Class A Ordinary Shares (or 4,624 Class A Ordinary Shares given effect of the First Share Consolidation, Second Share Consolidation and Third Share Consolidation) of a nominal or par value of US$0.000004 (US$0.00096 given effect of the First Share Consolidation, Second Share Consolidation and Third Share Consolidation) issued to certain employees of the Company pursuant to the Incentive Plan. The Company recorded share-based compensation of US$1,919,700 in its consolidated statements of operations and comprehensive loss As of June 30, 2024, there was no outstanding stock options granted under the Incentive Plan.

On February 19, 2024, the Company completed the sub-division of the issued Class A and Class B Ordinary Shares of a nominal or par value of US$0.001 each in the capital of the Company into 250 ordinary shares of a nominal or par value of US$0.000004 (US$0.00096 given effect of the First Share Consolidation, Second Share Consolidation, and Third Share Consolidation) each. Before the subdivision, the Company’s ordinary shares issued and outstanding was 78,687 Class A Ordinary Shares and 48,313 Class B Ordinary Shares. After the subdivision, the Company’s ordinary shares issued and outstanding was 19,671,750 Class A Ordinary Shares (or 81,966 Class A Ordinary Shares given effect of the First Share Consolidation, Second Share Consolidation, and Third Share Consolidation) and 12,078,250 Class B Ordinary Shares (or 50,326 Class B Ordinary Shares given effect of the First Share Consolidation, Second Share Consolidation, and Third Share Consolidation).

On April 9, 2024, the Company entered into an underwriting agreement with Network 1 Financial Securities Inc. (the “Underwriter”) who is acting as an underwriter of the Company. The Company agreed to issue warrants to the Underwriter to purchase a number of Class A Ordinary Shares equal to 7.5% of the total number of Class A Ordinary Shares sold in the IPO, including Class A Ordinary Shares issued upon exercise of underwriter’s over-allotment option at an exercise price equal to 140% of the public offering price of the Class A Ordinary Shares sold in the IPO. The warrants are exercisable following the date of commencement of sales of the offering and for a period of five years thereafter, in whole or in part.

On April 12, 2024, the Company completed its initial public offering in which the Company issued and sold an aggregate of 2,587,500 Class A Ordinary Shares (or 10,781 Class A Ordinary Shares given effect of the First Share Consolidation, Second Share Consolidation, and Third Share Consolidation) of a nominal or par value of US$0.000004 (US$0.00096 given effect of the First Share Consolidation, Second Share Consolidation, and Third Share Consolidation) each, which includes 337,500 Class A Ordinary Shares (or 1,406 Class A Ordinary Shares given effect of the First Share Consolidation, Second Share Consolidation, and Third Share Consolidation) subject to the over-allotment option being exercised by the Underwriter, at a price of US$4.00 (or US$960.00 given effect of the First Share Consolidation, Second Share Consolidation, and Third Share Consolidation) per Class A Ordinary Shares.

On April 19, 2024, the Underwriter exercised fully its warrants on a cashless basis, pursuant to the underwriting agreement signed on April 12, 2024. The Company issued an aggregate of 154,212 Class A Ordinary Shares (or 643 Class A Ordinary Shares given effect of the First Share Consolidation, Second Share Consolidation, and Third Share Consolidation) of a nominal or par value of US$0.000004 (or US$0.00096 given effect of the First Share Consolidation, Second Share Consolidation, and Third Share Consolidation) each upon the exercise of warrants. There was no outstanding warrant as of June 30, 2024.

On February 3, 2025, Shareholders approved the Company undertakes a share consolidation (the “Share Consolidation”) whereby every eight issued and unissued existing Class A Ordinary Shares of a par value of US$0.000004 each of the Company (the “Pre-Consolidation Class A Ordinary Shares”) shall be combined into one Class A Ordinary Share of the Company of a par value of US$0.000032 each (the “Post-Consolidation Class A Ordinary Shares”), with such Post-Consolidation Class A Ordinary Shares having the same rights and being subject to the same restrictions as the Pre-Consolidation Class A Ordinary and every eight (8) issued and unissued existing Class B Ordinary Shares of a par value of US$0.000004 each of the Company (the “Pre-Consolidation Class B Ordinary Shares”, together with the Pre-Consolidation Class A Ordinary Shares, the “Pre-Consolidation Ordinary Shares”) shall be combined into one Class B Ordinary Share of the Company of a par value of US$0.000032 each (the “Post-Consolidation Class B Ordinary Shares”, together with the Post-Consolidation Class A Ordinary Shares, the “Post-Consolidation Ordinary Shares”), with such Post-Consolidation Class B Ordinary Shares having the same rights and being subject to the same restrictions as the Pre-Consolidation Class B Ordinary Shares, with such Share Consolidation to be effective from 28 February 2025.

10	Shareholders’ Equity (continued)

On February 28, 2025, the Company effected the Share Consolidation, and as a result, (i) every eight (8) Pre-Consolidation Class A Ordinary Shares were combined into one Post-Consolidation Class A Ordinary Shares, and (ii) every eight (8) Pre-Consolidation Class B Ordinary Shares were combined into one Post-Consolidation Class B Ordinary Share. As a result of the Share Consolidation, the number of outstanding Class A Ordinary Shares were reduced from 22,816,212 Class A Ordinary Shares to approximately 2,852,026.5 Class A Ordinary Shares (subject to rounding up of fractional shares to the nearest whole number).

Upon the opening of business on March 10, 2025, the Company’s Class A Ordinary Shares began trading on the Nasdaq Capital Market (“Nasdaq”) on a post-share combination basis under the current symbol “MNDR”.

On May 2, 2025, the Company entered into a Securities Purchase Agreement with Indopacific and Natali Ardianto. pursuant to which the Company agreed to issue and sell an aggregate 112,423 Class A Ordinary Shares (or 3,748 Class A Ordinary Shares given effect of the Second Share Consolidation and Third Share Consolidation), valued at US$1.779 (or US$53.37 given effect of the Second Share Consolidation and Third Share Consolidation) per share, for US$200,000, subject to certain closing conditions.

On September 10, 2025, the Company and Indopacific Health Investment Corporation Pte. Ltd. (“Indopacific”) entered into the Second Securities Purchase Agreement. Pursuant to the terms of the Second SPA, Company agreed to issue and sell an aggregate of 500,000 Class A Ordinary Shares (or 16,666 Class A Ordinary Shares given effect of the Second Share Consolidation and Third Share Consolidation), valued at US$1.80 (or US$54 given effect of the Second Share Consolidation and Third Share Consolidation), for $900,000 to Indopacific.

On September 11, 2025, the Company held another Extraordinary General Meeting. At the meeting, among other resolutions approved, the shareholders approved (i) the Company undertakes a share consolidation (the “Second Share Consolidation”) whereby (i) every five (5) issued and unissued existing Class A Ordinary Shares of a par value of US$0.000032 each of the Company (the “Second Pre-Consolidation Class A Ordinary Shares”) shall be combined into one Class A Ordinary Share of the Company of a par value of US$0.00016 each (the “Second Post-Consolidation Class A Ordinary Shares”), with such Second Post-Consolidation Class A Ordinary Shares having the same rights and being subject to the same restrictions as the Second Post-Consolidation Class A Ordinary Shares as set out in the amended and restated memorandum and articles of association of the Company adopted with effect from 23 September 2025 by a special resolution passed on 11 September 2025 and (ii) every five (5) issued and unissued existing Class B Ordinary Shares of a par value of US$0.000032 each of the Company (the “Second Pre-Consolidation Class B Ordinary Shares”, together with the Second Pre-Consolidation Class A Ordinary Shares, the “Second Pre-Consolidation Ordinary Shares”) shall be combined into one Class B Ordinary Share of the Company of a par value of US$0.00016 each (the “Second Post-Consolidation Class B Ordinary Shares”, together with the Second Post-Consolidation Class A Ordinary Shares, the “Second Post-Consolidation Ordinary Shares”), with such Second Post-Consolidation Class B Ordinary Shares having the same rights and being subject to the same restrictions as the Second Post-Consolidation Class B Ordinary Shares as set out in the amended and restated memorandum and articles of association of the Company adopted with effect from 23 September 2025 by a special resolution passed on 11 September 2025, with such Second Share Consolidation to be effective from 23 September 2025; and (ii) immediately following the Second Share Consolidation, the authorized share capital of the Company will be US$50,000 divided into 156,250,000 Class A Ordinary Shares and 156,250,000 Class B Ordinary Shares, with par value of US$0.00016 each.

On September 23, 2025, the Company effected the Second Share Consolidation, and as a result, (i) every five (5) Second Pre-Consolidation Class A Ordinary Shares were combined into one Second Post-Consolidation Class A Ordinary Shares, and (ii) every five (5) Second Pre-Consolidation Class B Ordinary Shares were combined into one Second Post-Consolidation Class B Ordinary Share. As a result of the Second Share Consolidation, the number of outstanding Class A Ordinary Shares were reduced from 4,214,952 Class A Ordinary Shares to approximately 842,990 Class A Ordinary Shares (subject to rounding up of fractional shares to the nearest whole number). Upon the opening of business on September 25, 2025, the Company’s Class A Ordinary Shares began trading on the Nasdaq Capital Market (“Nasdaq”) on a post-share combination basis under the current symbol “MNDR”.

On June 8, 2026, the Company held another Extraordinary General Meeting. At the meeting, among other resolutions approved, the shareholders approved (i) the Company undertakes a share consolidation (the “Third Share Consolidation”) whereby (i) every six (6) issued and unissued existing Class A Ordinary Shares of a par value of US$0.00016 each of the Company (the “Third Pre-Consolidation Class A Ordinary Shares”) shall be combined into one Class A Ordinary Share of the Company of a par value of US$0.00096 each (the “Third Post-Consolidation Class A Ordinary Shares”), with such Third Post-Consolidation Class A Ordinary Shares having the same rights and being subject to the same restrictions as the Third Pre-Consolidation Class A Ordinary Shares as set out in the amended and restated memorandum and articles of association of the Company approved by a special resolution passed on June 8, 2026 and (ii) every six (6) issued and unissued existing Class B Ordinary Shares of a par value of US$0.00016 each of the Company (the “Third Pre-Consolidation Class B Ordinary Shares”, together with the Third Pre-Consolidation Class A Ordinary Shares, the “Third Pre-Consolidation Ordinary Shares”) shall be combined into one Class B Ordinary Share of the Company of a par value of US$0.00096 each (the “Third Post-Consolidation Class B Ordinary Shares”, together with the Third Post-Consolidation Class A Ordinary Shares, the “Third Post-Consolidation Ordinary Shares”), with such Third Post-Consolidation Class B Ordinary Shares having the same rights and being subject to the same restrictions as the Third Pre-Consolidation Class B Ordinary Shares as set out in the amended and restated memorandum and articles of association of the Company approved by a special resolution passed on June 8, 2026, with such Third Share Consolidation to take effect on June 22, 2026; and (ii) that, immediately following the Third Share Consolidation, but before the separately approved increase in authorized share capital, the authorized share capital of the Company would be US$50,000.00064 divided into 26,041,667 Class A Ordinary Shares and 26,041,667 Class B Ordinary Shares, with a par value of US$0.00096 each. The Third Share Consolidation became effective on June 22, 2026. On June 18, 2026, the Company announced that the market effective date of the Third Share Consolidation would be postponed to June 29, 2026, being the date on which the Class A Ordinary Shares would begin trading on Nasdaq on a post-consolidation basis.

10	Shareholders’ Equity (continued)

During the same Extraordinary General Meeting, the shareholders also approved (i) the creation of a new class of ordinary shares (i.e. Class C Ordinary Shares) be created with ninety (90) votes per share, such creation to take effect concurrently with the Third Share Consolidation (the “Class C Creation”), and (ii) a change in authorized share capital of the Company to US$18,720,000 divided into 19,500,000,000 Ordinary Shares comprising 6,500,000,000 Class A Ordinary Shares, 6,500,000,000 Class B Ordinary Shares and 6,500,000,000 Class C Ordinary Shares, with par value of US$0.00096 each, such increase to take effect immediately after the Third Share Consolidation and the Class C Creation (“Increase in Authorised Share Capital”)..

On June 22, 2026, the Company effected the Third Share Consolidation, and as a result, (i) every six (6) Third Pre-Consolidation Class A Ordinary Shares were combined into one Third Post-Consolidation Class A Ordinary Shares, and (ii) every six (6) Third Pre-Consolidation Class B Ordinary Shares were combined into one Third Post-Consolidation Class B Ordinary Share. As a result of the Third Share Consolidation, the number of outstanding Class A Ordinary Shares were reduced from 5,331,549 Class A Ordinary Shares to approximately 888,592 Class A Ordinary Shares (subject to rounding up of fractional shares to the nearest whole number). Upon the opening of business on June 29, 2026, the Company’s Class A Ordinary Shares began trading on the Nasdaq Capital Market (“Nasdaq”) on a post-share combination basis under the current symbol “MNDR”.

Standby Equity Subscription Agreement

On February 14, 2025 (the “Effective Date”), Mobile-health Network Solutions. (the “Company”), entered into a standby equity subscription agreement (the “Subscription Agreement”) with YA II PN, Ltd. (“Yorkville”), pursuant to which the Company shall have the right, but not the obligation, to issue to Yorkville, and Yorkville shall have the obligation to subscribe for, Class A ordinary shares in the capital of the Company, par value US$0.000004 per share, (the “ordinary shares”) for an aggregate subscription amount of up to US$10 million (the “Commitment Amount”), at any time during the commitment period of 36 months from the Effective Date, subject to certain conditions.

Each ordinary share to be issued to Yorkville from time to time under the Subscription Agreement will be issued at 97% of the Market Price. “Market Price” is defined as the lowest of the daily VWAPs of the Ordinary Shares during the relevant Pricing Period, other than the daily VWAP on any Excluded Days (as defined below).

With respect to each Advance Notice, the Company may notify Yorkville of the Minimum Acceptable Price with respect to such Advance by indicating a Minimum Acceptable Price on such Advance Notice. If no Minimum Acceptable Price is specified in an Advance Notice, then no Minimum Acceptable Price shall be in effect in connection with such Advance. Each Trading Day during a Pricing Period for which (A) with respect to each Advance Notice with a Minimum Acceptable Price, the VWAP of the Ordinary Shares is below the Minimum Acceptable Price in effect with respect to such Advance Notice, or (B) there is no VWAP (each such day, an “Excluded Day”), shall result in an automatic reduction to the number of Advance Shares set forth in such Advance Notice by one third (1/3) (the resulting amount of each Advance being the “Adjusted Advance Amount”), and each Excluded Day shall be excluded from the Pricing Period for purposes of determining the Market Price. The total Advance Shares in respect of each Advance with any Excluded Day(s) (after reductions have been made to arrive at the Adjusted Advance Amount) shall be automatically increased by such number of Ordinary Shares (the “Additional Shares”) equal to the greater of (a) the number of Ordinary Shares sold by Yorkville on such Excluded Day(s), if any, or (b) such number of Ordinary Shares elected to be subscribed for by Yorkville, and the subscription price per share for each Additional Share shall be equal to the Minimum Acceptable Price in effect with respect to such Advance Notice multiplied by 97%, provided that this increase shall not cause the total Advance Shares to exceed the amount set forth in the applicable Advance Notice or any limitations set forth in Section 2.01(c) of the agreement.

The Advances are subject to certain limitations, including that Yorkville shall not be obligated to subscribe for or acquire, and shall not subscribe for or acquire, any ordinary shares which, when aggregated with all other ordinary shares acquired by Yorkville under the Subscription Agreement, would result in it beneficially owning more than 9.99% of the ordinary shares then issued at the time of an Advance (the “Ownership Limitation”) or acquiring since the Effective Date under the Subscription Agreement more than 19.99% of the ordinary shares as of the Effective Date (the “Exchange Cap”). The Exchange Cap will not apply under certain circumstances, including, where the Company has obtained shareholder approval for issuances of ordinary shares in excess of the Exchange Cap in accordance with the rules of Nasdaq or such issuances do not require shareholder approval under Nasdaq’s “minimum price rule.”

In connection with entry into the Subscription Agreement, the Company agreed to pay Yorkville a structuring fee in the amount of US$25,000. In addition, as consideration for Yorkville’s subscription commitment, the Company agreed to pay a commitment fee (the “Commitment Fee”) in Class A Ordinary Shares equal to 1.00% of the US$10,000,000 commitment amount (the “Commitment Amount”). As of June 30, 2025, the Company had issued 38,708 Class A Ordinary Shares (on a post-First Share Consolidation basis, equivalent to approximately 1,290 Class A Ordinary Shares after giving effect to the Second Share Consolidation and Third Share Consolidation) as a commitment fee to the Selling Shareholder, which is equivalent to 1% of $10,000,000 worth of Ordinary Shares. The Commitment Shares and structuring fee were recorded as expense in “Selling, general and administrative”, in amounts of US$99,990 and US$25,000, respectively.

10	Shareholders’ Equity (continued)

The Company evaluated the contract that includes the right to require Yorkville to purchase ordinary shares in the future (“put right”) considering the guidance in ASC 815-40, “Derivatives and Hedging — Contracts on an Entity’s Own Equity” and concluded that it is an equity-linked contract that does not qualify for equity classification, and therefore requires fair value accounting, and thus meets the definition of a derivative liability. Accordingly, the put right will be measured at fair value at each reporting period, and changes in its fair value will be recognized in the statement of comprehensive loss. The put right is classified within Level 3 of the fair value hierarchy and valued using a scenario-based binomial model. The valuation incorporates significant unobservable inputs, including management’s assumptions regarding the extent, timing and amount of future SEPA drawdowns. The Company analyzed the terms of the freestanding put right and concluded that its estimated fair value was immaterial as of June 30, 2026. Accordingly, no derivative liability was recognized.

As of June 30, 2025, the Company had issued an aggregate of 780,638 Class A Ordinary (or 26,021 Class A Ordinary Shares after giving effect to the Second Share Consolidation and Third Share Consolidation). This includes 38,708 Class A Ordinary Shares (on a post-First Share Consolidation basis, equivalent to approximately 1,290 Class A Ordinary Shares after giving effect to the Second Share Consolidation and Third Share Consolidation) issued on March 3, 2025 as a commitment fee, representing 1% of US$10 million worth of Ordinary Shares. Through the Subscription Agreement, the Company successfully raised gross proceeds of $984,059   during the reporting period. The Subscription Agreement provides the Company with the right, subject to certain conditions, to issue and sell up to US$10 million of Class A Ordinary Shares to the Selling Shareholder over a 36-month commitment period ending February 14, 2028.

As of June 30, 2026, the Company had issued an aggregate of 1,658,401 Class A Ordinary Shares (or 276,399 Class A Ordinary Shares given effect of the Third Share Consolidation), resulting in additional aggregate net   proceeds of $2,596,943 to the Company.

At The Market (ATM) Agreement

On July 15, 2025, the company entered into an At The Market Offering Agreement (the “ATM Agreement”) with A.G.P./Alliance Global Partners (AGP) as sales agent or principal, allowing the company the discretion, without obligation, to periodically issue and sell Class A ordinary shares up to an aggregate gross sales price of $300,000,000. Sales may be executed at prevailing market prices through open market transactions under Rule 415(a)(4) of the Securities Act (such as on Nasdaq), or via negotiated transactions if authorized in writing. AGP is not required to sell a minimum quantity of shares but will use commercially reasonable efforts to fulfill sales orders subject to company-imposed price limits. Under the ATM agreement, AGP receives a 3.0% commission on gross proceeds along with reimbursement for certain expenses, with no escrow or trust arrangements required for the funds.

As of June 30, 2026, the Company issued an aggregate of 1,925,258 Class A Ordinary Shares (or 320,876 Class A Ordinary Shares given effect of the Third Share Consolidation). Through the ATM Agreement, the Company successfully raised net proceeds (after Sales Agent commissions and expenses) of $4,073,059 during the reporting period. The ATM Agreement provides the Company with the right, subject to certain conditions, to issue and sell up to US$300 million of Class A Ordinary Shares to the Selling Shareholder.